Income and Mining Tax Benefit/ (Expense) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Current income taxes	$ (33.1)	$ (57.9)	$ (91.9)	$ (27.6)
Deferred income taxes	36.2	125.4	(75.6)	(56.7)
Total income and mining taxes	$ 3.1	$ 67.5	$ (167.5)	$ (84.3)